Schedule of reclassified in the statements of financial position and statements of operations for the comparative amounts (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Current investments	R$ 291,363	R$ 984,112
[custom:NonCurrentInvestments-0]	82,326	189,830
Short-term investments, classified as cash equivalents	R$ 373,689	1,173,942
Previously Disclosed [Member]
IfrsStatementLineItems [Line Items]
Current investments		628,343
Current restricted cash and cash equivalents		355,769
[custom:NonCurrentInvestments-0]		992
Non-current restricted cash and cash equivalents		188,838
Short-term investments, classified as cash equivalents		1,173,942
Reclassification [Member]
IfrsStatementLineItems [Line Items]
Current investments		355,769
Current restricted cash and cash equivalents		(355,769)
[custom:NonCurrentInvestments-0]		188,838
Non-current restricted cash and cash equivalents		R$ (188,838)